Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Due to Related Parties, Current	$ (7,815)	$ 44	$ (210)
Balance Due To/From Kingsway America, Inc. [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current	(7,819)	43	291
Balance Due To and From Universal Casualty Company, Inc [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current		0	(500)
Balance Due To/From Kingsway Amigo Insurance Company [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current	$ 4	$ 1	$ (1)